Shareholder Report, Line Graph (Details) LMF3600_Western Asset Intermediate Bond Fund_Class R_TSR Annual {Class R} - USD ($)											12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2026
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	$ 11,217	$ 10,581	$ 10,389	$ 10,591	$ 11,631	$ 11,387	$ 10,724	$ 10,211	$ 10,229	$ 10,000	$ 11,634
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,258	10,676	10,538	10,769	11,734	11,781	10,768	10,120	10,158	10,000	$ 11,836
Bloomberg Intermediate U.S. Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Intermediate U.S. Government/Credit Index
Accumulated Value	$ 11,772	$ 11,058	$ 10,771	$ 10,828	$ 11,539	$ 11,456	$ 10,647	$ 10,070	$ 10,140	$ 10,000	$ 12,257